Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
Quarterly Financial Data (unaudited)
Summarized quarterly financial data is as follows (in thousands, except per unit amounts):

2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$442,897	$383,327	$435,510	$486,933
Total costs and expenses	$327,544	$256,104	$299,712	$349,173
Operating margin	$170,673	$184,611	$188,457	$199,004
Net income	$90,065	$102,999	$110,240	$110,262
Net income allocated to limited partners' interest	$90,128	$102,999	$110,240	$110,262
Basic and diluted net income per limited partner unit	$0.40	$0.46	$0.49	$0.49

2012
Revenues	$493,483	$449,527	$325,869	$503,195
Total costs and expenses	$372,318	$283,724	$248,334	$318,601
Operating margin	$178,067	$224,181	$138,527	$248,698
Net income	$93,524	$137,821	$50,522	$153,803
Basic and diluted net income per limited partner unit	$0.41	$0.61	$0.22	$0.68

The third quarter 2012 operating margin was negatively impacted by unrealized losses on NYMEX contracts as a result of increasing product prices in that period.